Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	375	162
Preferred stock, shares outstanding	375	162
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	1,189,558	912,492
Common stock, shares outstanding	1,189,558	912,492
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000	4,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	63	0
Preferred stock, shares outstanding	63	0
Previously Reported
Preferred stock, shares issued		6,500
Preferred stock, shares outstanding		6,500